UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   1/10/2001
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            36
                                              ------------

Form  13F  Information  Table  Value  Total:  $209,070,100
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABBOTT LABS                    COM              002824100  4863125  100400          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
AMERICAN HOME PRODUCTS         COM              026609107  2046310   32200          SOLE             SOLE      0    0
ANADARKO PETROLEUM             COM              032511107 12787292  179900          SOLE             SOLE      0    0
BOEING                         COM              097023105  3880800   58800          SOLE             SOLE      0    0
BRISTOL MYERS SQUIBB           COM              110122108  2277275   30800          SOLE             SOLE      0    0
BURLINGTON RESOURCES           COM              122014103 14705600  291200          SOLE             SOLE      0    0
CARDINAL HEALTH INC.           COM              14149Y108  4443275   44600          SOLE             SOLE      0    0
CIGNA CORP                     COM              125509109  4868640   36800          SOLE             SOLE      0    0
EL PASO ENERGY                 COM              283905107  4748737   66300          SOLE             SOLE      0    0
EOG RESOURCES                  COM              26875P101 14825225  271400          SOLE             SOLE      0    0
EXELON CORP                    COM              30161N101  3419227   48700          SOLE             SOLE      0    0
FOREST LABS                    COM              345838106  9580287   72100          SOLE             SOLE      0    0
GENZYME CORP                   COM              372917104  4946562   55000          SOLE             SOLE      0    0
GOLDEN WEST FINL DEL           COM              381317106  7121250  105500          SOLE             SOLE      0    0
H.J. HEINZ                     COM              423074103  3083437   65000          SOLE             SOLE      0    0
HCA-HEALTHCARE CO.             COM              404119109  4766283  108300          SOLE             SOLE      0    0
HEALTH MGMT ASSOC.             COM              421933102  1676600   80800          SOLE             SOLE      0    0
HOMESTAKE MINING CO.           COM              437614100  3863387  922600          SOLE             SOLE      0    0
JOHNSON & JOHNSON              COM              478160104  4885406   46500          SOLE             SOLE      0    0
KELLOG COMPANY                 COM              487836108  2228625   84900          SOLE             SOLE      0    0
LAB. AMER. HLDGS COM           COM              50540R409 11844800   67300          SOLE             SOLE      0    0
LINCARE HOLDINGS INC           COM              532791100  8896043  155900          SOLE             SOLE      0    0
MERCK & CO.                    COM              589331107  4662525   49800          SOLE             SOLE      0    0
OXFORD HEALTH PLANS            COM              691471106  7106050  179900          SOLE             SOLE      0    0
QUEST DIAGNOSTICS              COM              74834L100  2243600   15800          SOLE             SOLE      0    0
SAFEWAY INC.                   COM              786514208  5068750   81100          SOLE             SOLE      0    0
SARA LEE                       COM              803111103  2053425   83600          SOLE             SOLE      0    0
SCHERING PLOUGH                COM              806605101  2116775   37300          SOLE             SOLE      0    0
SOUTHWEST AIRLINES             COM              844741108  4724377  140900          SOLE             SOLE      0    0
TENET HEALTHCARE               COM              88033G100  8620875  194000          SOLE             SOLE      0    0
UNITED HEALTH GROUP            COM              91324P102  4897725   79800          SOLE             SOLE      0    0
USA ED INC                     COM              9039OU102  7486800  110100          SOLE             SOLE      0    0
WASHINGTON MUTUAL              COM              939322103 11917837  224600          SOLE             SOLE      0    0
WELLPOINT HEALTH NETWRK        COM              94973H108 10660625   92500          SOLE             SOLE      0    0
WELLS FARGO & CO.              COM              949746101  6615675  118800          SOLE             SOLE      0    0